Other Operating Income and Expenses	12 Months Ended
Dec. 31, 2011
Other Operating Income and Expenses [Abstract]
Other Operating Income and Expenses
Note 24.                        Other Operating Income and Expenses

Other operating income and expenses that exceed 1% of the total of interest income and other income presented separately consist of the following:

	2011	2010

BOLI income	$452	$452

Other Contracted Services	$667	$597
FDIC Insurance Costs	$1,539	$1,311
Software Licensing / Maintenance	$635	$696
Postage and Freight	$314	$317
Legal	$457	$278